Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable [Abstract]
Accounts payable
	As at December 31,	As at December 31,
USD'000	2019	2018
Trade creditors	5,482	6,995
Factors or other financial institutions for borrowings	888	934
Accounts payable to Board Members	117	239
Accounts payable to other related parties	2	292
Accounts payable to underwriters, promoters, and employees	2,229	2,185
Other accounts payable	1,995	2,272
Total accounts payable	10,713	12,917